Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	May 11, 2023	Mar. 23, 2023	Mar. 13, 2023	Feb. 10, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Performance bonus					$ 600
Prepayment for loan facility		$ 6,400
Interest on debt					69	$ 223
Promissory notes outstanding amount							$ 6,000
Maritime Investors Corp [Member] | Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans	4,000
Pyxis Karteria [Member]
Related Party Transaction [Line Items]
Prepayment for loan facility			$ 15,500
Pyxis Karteria [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Related Party Transaction [Line Items]
Interest rate			2.70%
Promissory Note [Member]
Related Party Transaction [Line Items]
Repayments of Debt				$ 3,000
Senior loan facility				$ 6,000
Promissory notes outstanding amount
Maritime Investors Corp [Member]
Related Party Transaction [Line Items]
Senior loan facility			$ 3,000
Prepayment for loan facility			$ 6,000
Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities					$ 1,078		$ 1,028
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel					$ 0.325
Charter hire agreement commission rate					1.25%
Administration fees payable to related party					$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62%, and, 0.26% respectively, in line with the average inflation rate of Greece for 2018 and 2019. For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees effective January 1, 2021, which remained, for the particular calendar year, as per the previous year. Effective January 1, 2022 and 2023, the Ship-management Fees and the Administration Fees were increased by 1.23% and 9.65%, respectively, in line with the average inflation rate of Greece for 2021 and 2022.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel					$ 0.450